Unaudited condensed consolidated statements of profit or loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Unaudited condensed consolidated statements of profit or loss
Revenues	$ 158,861	$ 154,251	$ 324,758	$ 320,798
Net pool allocation		2,658		(4,080)
Voyage expenses and commissions	(5,442)	(5,867)	(12,915)	(12,784)
Vessel operating and supervision costs	(32,605)	(33,358)	(67,657)	(66,328)
Depreciation	(43,647)	(41,350)	(85,144)	(80,949)
General and administrative expenses	(11,154)	(11,172)	(20,775)	(21,549)
Loss on disposal of non-current assets	(572)		(572)
Impairment loss on vessels	(22,454)		(22,454)
Profit from operations	42,987	65,162	115,241	135,108
Financial costs	(43,557)	(46,897)	(84,998)	(92,404)
Financial income	177	1,709	645	3,168
Loss on derivatives	(13,467)	(30,799)	(84,591)	(51,043)
Share of profit of associates	522	313	928	558
Total other expenses, net	(56,325)	(75,674)	(168,016)	(139,721)
Loss for the period	(13,338)	(10,512)	(52,775)	(4,613)
Attributable to:
Owners of the Group	(21,348)	(25,998)	(72,827)	(36,945)
Non-controlling interests	$ 8,010	$ 15,486	$ 20,052	$ 32,332
Earnings/(loss) per share-basic and diluted
Loss per share - basic and diluted	$ (0.30)	$ (0.35)	$ (0.96)	$ (0.52)